CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		2 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2020	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Total operating expenses			$ 1,914,450				$ 1,009,807
Loss from operations			(1,914,450)				(1,009,807)
Other (income) expense:
Other (income) expense, net			29,007,528				13,292,589
Net loss			(30,921,978)				$ (14,302,396)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Revenue:
Revenue	$ 1,461,395								$ 11,759,309	$ 15,070,361
Revenue from related parties	65,294								1,289,700	2,451,803
Total revenues	1,526,689								13,049,009	17,522,164
Cost of sales	1,135,789								26,053,137	26,269,323
Gross (loss) profit	390,900								(13,004,128)	(8,747,159)
Operating expenses:
General and administrative	1,084,284								30,681,671	24,575,774
Transaction bonus									5,316,124
Depreciation, amortization, and accretion	69,435								9,435,049	1,626,652
Total operating expenses	1,153,719							$ 32,010,613	45,432,844	26,202,426
Loss from operations	(762,819)							(41,275,783)	(58,436,972)	(34,949,585)
Other (income) expense:
Other (income) expense, net									(12,061,386)	33,691
Net loss	(420,865)	$ (14,389,194)		$ (16,610,169)				$ (32,270,638)	(47,790,059)	(24,750,965)
Successor | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Revenue:
Revenue					$ 2,326,313	$ 3,568,795
Revenue from related parties						561,700
Total revenues			4,130,495		2,326,313	4,130,495
Cost of sales					5,260,596	6,739,547
Gross (loss) profit					(2,934,283)	(2,609,052)
Operating expenses:
General and administrative					5,775,907	11,072,993
Transaction bonus					(5,316,124)
Depreciation, amortization, and accretion					2,037,032	2,510,228
Total operating expenses					13,129,063	13,583,221
Loss from operations					(16,063,346)	(16,192,273)
Other (income) expense:
Other (income) expense, net			$ (457,888)		(1,674,152)	417,896
Net loss					(14,389,194)	(16,610,169)
Predecessor | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Revenue:
Revenue	1,461,395
Revenue from related parties	65,294
Total revenues	1,526,689
Cost of sales	1,135,789
Gross (loss) profit	390,900
Operating expenses:
General and administrative	1,084,284
Depreciation, amortization, and accretion	69,435
Total operating expenses	1,153,719
Loss from operations	(762,819)
Other (income) expense:
Other (income) expense, net	(341,954)
Net loss	(420,865)
Related Parties | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Other (income) expense:
Interest expense, related party									1,414,383
Other (income) expense, net	(341,954)									$ (10,232,311)
Related Parties | Successor | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Other (income) expense:
Interest expense, related party					121,862	875,784
Related Parties | Predecessor | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Other (income) expense:
Other (income) expense, net	$ (341,954)
Other | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Other (income) expense:
Interest expense, related party									$ 90
Other | Successor | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Other (income) expense:
Other (income) expense, net					$ (1,796,014)	$ (457,888)